Scudder
Money Market
Series --

Scudder Premium Money
Market Shares

Scudder Prime Reserve Money
Market Shares

Annual Report
December 31, 1998

Pure No-Load(TM) Funds

Pure no-load(TM) (no sales charges) mutual fund portfolios seeking to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

SCUDDER           (logo)

                       Scudder Premium Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 7/7/97    Total Net Assets as of      Ticker Symbol:  SPMXX
                           12/31/98: $807.58 million
--------------------------------------------------------------------------------

o Scudder Premium Money Market Shares provided a 5.46% total return for the 12 months ended December 31, 1998.

o Scudder Premium Money Market Shares' 30-day net annualized yield was 5.02% as of December 31, 1998.


                    Scudder Prime Reserve Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 10/15/98  Total Net Assets as of      Ticker Symbol:  SCRXX
                            12/31/98: $12.34 million
--------------------------------------------------------------------------------

o For the abbreviated annual period ended December 31, Scudder Prime Reserve Money Market Shares provided a 1.06% total return.

o Scudder Prime Reserve Money Market Shares' 30-day net annualized yield was 4.91% as of December 31, 1998.


                                Table of Contents

  3 Letter from the Series' President     22 Report of Independent Accountants
  4 Portfolio Management Discussion       23 Tax Information
  7 Glossary of Investment Terms          23 Officers and Directors
  9 Investment Portfolio                  24 Stockholder Meeting Results
 12 Financial Statements                  25 Investment Products and Services
 15 Financial Highlights                  26 Scudder Solutions
 19 Notes to Financial Statements


                        2 - Scudder Money Market Series

                        Letter from the Series' President

Dear Shareholders,

   Welcome to the first combined report for Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares. Both investments are classes of Scudder Money Market Series (the "Fund"). Scudder Prime Reserve Shares carries a minimum investment of $10,000 and Scudder Premium Money Market Shares requires a minimum investment of $25,000.

   Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares offered investors refuge during 1998's volatile times, which witnessed a Russian currency devaluation, more economic troubles for Asia and South America, the near collapse of the Long Term Capital Management hedge fund, and gyrating U.S. financial markets. Through its investments in short-maturity, high-quality instruments, the Fund seeks a competitive yield and a stable $1.00 share price, no matter what the market conditions. Please read the Portfolio Management Discussion beginning on page 4 for information concerning your Fund's investment environment, strategy, and outlook.

   For those of you who are interested in new Scudder products, we recently introduced the Scudder Tax Managed Growth Fund, investing in medium- to large-sized U.S. companies, and Scudder Tax Managed Small Company Fund, which invests in stocks of small U.S. companies. Using a combination of quantitative and fundamental research, the funds will focus on companies with strong earnings growth, reasonable valuations, and favorable risk profiles. Both funds strive to maximize after-tax returns by systematically taking into account the tax implications of portfolio transactions and seeking to offset capital gains by realizing losses when appropriate. Please see pages 25 through 27 for more information on Scudder products and services.

   As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 27 provides more information on how to contact us. Thank you for choosing Scudder to help meet your investment needs.

   Sincerely,

   /s/Daniel Pierce

   Daniel Pierce
   President,
   Scudder Money Market Series


                        3 - Scudder Money Market Series

                         Portfolio Management Discussion

Dear Shareholders,

Amid outbreaks of turbulence in financial markets around the world, Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares (both are classes of Scudder Money Market Series, the "Fund") provided shareholders with a stable $1.00 share price and a competitive yield during the Fund's most recent annual period ended December 31, 1998. The 30-day net annualized yield of Scudder Premium Money Market Shares (investment minimum $25,000) was 5.02% as of December 31. Scudder Prime Reserve Money Market Shares (investment minimum $10,000) posted a 4.91% 30-day net annualized yield as of December 31. For the 12-month period ended December 31, 1998, Scudder Premium Money Market Shares posted a 5.46% total return. For its abbreviated annual period beginning October 15, 1998, and ending December 31, 1998, Scudder Prime Reserve Money Market Shares provided a 1.06% total return.

                            In Search of a Safe Haven

In the summer and fall of 1998, many investors sought safe havens in the form of U.S. Treasury bonds and money market funds as a series of dramatic financial crises rocked the global markets. In the international capital markets, the most troublesome developments were Russia's short-term debt default and ruble devaluation, Japan's continuing banking crisis and recession, the run on Brazil's currency reserves (despite an IMF stabilization package), and the near collapse of the Long Term Capital Management hedge fund. The Federal Reserve lowered short-term interest rates three times between September and November -- taking the unexpected step of adjusting interest rates between Federal Open Market Committee meetings -- in an attempt to restore order to worldwide financial markets. Though the Fed had reportedly changed to a "neutral" stance on interest rate adjustments by late in 1998, the more than 60 interest rate reductions by central banks around the world during this period seemed to ease fears of rampant deflation and gave encouragement to U.S. equity investors.

                         Emphasizing the Highest Quality

During most of the six-month period ended December 31, we refrained from extending the Fund's average maturity significantly because we felt that money market yields at the longer end of our acceptable maturity range did not offer attractive value. Yields of longer-maturity money market securities were disproportionately low during summer and early fall as the market awaited what turned out to be three Fed easings. The Fund's average maturity stood at 26 days as of December 31, 1998.

As part of its long-term policy, the Fund invests only in first-tier debt instruments; because of the heightened level of volatility present in all financial markets during the period, we placed even greater emphasis on the highest quality securities.

Over the period, the Fund maintained investments in a variety of money market instruments, including commercial paper, variable- and floating-rate securities,


                        4 - Scudder Money Market Series

U.S. government agency obligations, certificates of deposit, and repurchase agreements.

We continued to overweight commercial paper during the period because we believe it offered the most attractive value and some of the highest money market yields available. At the close of the period, commercial paper represented 61% of the Fund's assets. The Fund's second largest sector, variable- and floating-rate securities (31% of assets), was attractive because of these securities' longer maturities, their high correlation with short-term interest rates, and their indexing features. Indexing means that the interest rate of these securities is tied to another rate such as the prime lending rate, and is adjusted up or down when the base rate changes. Variable-rate securities typically hold an incremental yield advantage over fixed-rate issues that mature in 30 days.

                           Economic Slowdown in 1999?

Shrinking corporate profit margins, a widening trade deficit, pressure on the dollar, and troubles in the emerging markets could dampen U.S. economic growth during the coming months. We do not doubt, however, the power of consumer and investor confidence to overcome adversity, as has been shown throughout the current economic expansion.

With the Federal Reserve "on hold" at present, we will pursue a cautious strategy, and will lengthen the Fund's average maturity only when we are adequately compensated for taking on additional risk. In addition, the Fund will carefully select among the range of maturities it can invest in,


                        5 - Scudder Money Market Series
choosing short-term securities that we feel represent the best value. The Fund's management team will continue to collect and analyze economic data and carefully monitor the investment climate as we position Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares for high current income, share price stability, and liquidity.

Sincerely,
Your Portfolio Management Team

/s/Frank J. Rachwalski, Jr.   /s/John W. Stuebe

Frank J. Rachwalski, Jr.      John W. Stuebe


                              Scudder Premium Money
                                 Market Shares:
                          A Team Approach to Investing

  Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares are managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits the Funds' investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management in January, 1998. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since joining the Adviser in 1973. Portfolio Manager John W. Stuebe has been a fixed income trader for money market securities since joining the Adviser in 1979. Mr. Stuebe currently specializes in and trades for taxable, non-government money market funds.


                        6 - Scudder Money Market Series

                          Glossary of Investment Terms

CERTIFICATE OF DEPOSIT     A debt instrument issued by a bank that  usually
                           pays interest. Maturities range from a few weeks to several years, and interest rates reflect competitive forces in the marketplace.

COMMERCIAL PAPER           Short-term obligations with maturities ranging from
                           2 to 270 days, and issued by banks, corporations, and other borrowers. These instruments are unsecured and usually sold at a discount, although some are interest-bearing, and offer a high level of safety and liquidity.

FEDERAL RESERVE BOARD      Governing board of the Federal Reserve System, which
(FED)                      establishes policies on reserve requirements and
                           other bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy, and regulates the purchase of securities on margin.

GROSS DOMESTIC PRODUCT     Gross domestic product is a commonly referenced
(GDP)                      measure of the health of the U.S. economy, and
                           refers to the market value of the goods and services produced by labor and property in the United States.
                           Economic growth that is overly strong can lead to accelerating inflation; weak growth can lead to a recession.

INFLATION                  An overall increase in the prices of goods and
                           services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace-- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

LIQUIDITY                  A characteristic of an investment or an asset
                           referring to the ease of convertibility into cash within a reasonably short period of time.

MATURITY The date at which a debt instrument is due and payable. A bond due to mature on January 1, 2010 will return the bondholder's principal and final interest payment on that date.

MONEY MARKET               Market for short-term debt instruments, including
                           banker's acceptances, commercial paper, negotiable certificates of deposit, repurchase agreements, and Treasury bills. Money market instruments are traded through dealers, money center banks, and the Open
                           Market Trading Desk at the New York Federal Reserve
                           Bank. All of these instruments have a high level of safety and liquidity.

                        7 - Scudder Money Market Series

PRIME RATE                 The base rate that banks use in pricing commercial
                           loans to their best and most creditworthy customers. The rate reflects the Federal Reserve's policy with respect to the level of interest rates for short-term borrowing.

REPURCHASE AGREEMENT       Agreement between a seller and a buyer, usually of
(REPO)                     U.S. Government securities, whereby the seller
                           agrees to repurchase the securities at a higher agreed-upon price and, usually, at a stated time. As a money market vehicle, repos refer to the process of a government securities dealer (usually a bank) borrowing from an investor (typically a corporation with excess cash) to finance its inventory, using the securities as collateral.

TOTAL RETURN               The most common yardstick to measure the performance
                           of a fund. Total return -- annualized or compound -- is based on a combination of share price changes plus income and capital gain distributions, if any, expressed as a percentage gain or loss in value.

YIELD The dividends or interest paid on a security, expressed as a percentage of the security's current price.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                        8 - Scudder Money Market Series

                  Investment Portfolio as of December 31, 1998

                               Money Market Series

                                                                                              Principal
                                                                                              Amount ($)            Value ($)
==============================================================================================================================
Repurchase Agreements 1.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/1998 at
  4.85%, to be repurchased at $35,837,302 on 1/4/1999, collateralized by a                                       -------------
  $35,320,000 U.S. Treasury Note, 7.5%, 10/31/1999 (Cost $35,818,000) ...................     35,818,000            35,818,000
                                                                                                                 -------------
Commercial Paper 60.9%
------------------------------------------------------------------------------------------------------------------------------
Abbey National North America, 5.16%, 2/9/1999 ...........................................     50,000,000            49,715,083
Ace Overseas Corp., 5.16%, 2/1/1999 .....................................................     39,000,000            38,822,008
Ace Overseas Corp., 4.91%, 4/19/1999 ....................................................     20,000,000            19,707,200
American Honda Finance Corp., 5.30%, 1/28/1999* .........................................     25,000,000            25,000,000
Amsterdam Funding Corp., 4.88%, 1/14/1999 ...............................................     50,628,000            50,532,018
Banque National de Paris, 4.72%, 1/13/1999 ..............................................     15,335,000            15,308,931
Baxter International, Inc., 5.26%, 1/26/1999 ............................................     19,000,000            18,928,090
Baxter International, Inc., 5.22%, 2/16/1999 ............................................     30,000,000            29,796,833
Caterpillar Financial Services Ltd., 4.99%, 1/29/1999 ...................................     20,000,000            19,919,889
Coca-Cola Enterprises, Inc., 5.10%, 3/26/1999 ...........................................     50,000,000            49,405,000
Commonwealth Bank of Australia, 4.72%, 1/13/1999 ........................................     30,000,000            29,949,000
Countrywide Home Loans, Inc., 5.28%, 1/21/1999 ..........................................     25,000,000            24,923,194
CSW Credit, Inc., 5.06%, 2/22/1999 ......................................................     31,005,000            30,775,701
Falcon Asset Securitization Corp., 5.46%, 2/8/1999 ......................................     25,000,000            24,858,292
General Electric Capital Corp., 4.97%, 2/18/1999 ........................................     25,000,000            24,832,000
Halifax PLC, 4.94%, 1/6/1999 ............................................................     20,000,000            19,983,556
Household Finance Corp., 5.28%, 1/11/1999 ...............................................     30,000,000            29,951,667
Household International, 5.04%, 1/26/1999 ...............................................     30,000,000            29,891,250
Huntington National Bank, 5.214%, 2/2/1999* .............................................     25,000,000            24,993,827
International Securitization Corp., 5.11%, 1/19/1999 ....................................     30,000,000            29,919,300
Intrepid Funding Master Trust, 5.04%, 2/9/1999 ..........................................     20,000,000            19,888,633
Merrill Lynch & Co., 4.78%, 1/14/1999 ...................................................     20,000,000            19,962,878
Merrill Lynch & Co., 5.0%, 2/10/1999 ....................................................     30,000,000            29,830,000
Monsanto Co., 4.55%, 1/8/1999 ...........................................................     25,000,000            24,974,771
Mont Blanc Capital Corp., 4.93%, 1/19/1999 ..............................................     50,000,000            49,870,250
Monte Rosa Capital Corp., 4.97%, 1/21/1999 ..............................................     50,000,000            49,855,556
Morgan Stanley Dean Witter Discover Co., 4.98%, 1/22/1999 ...............................     25,000,000            24,924,167
Morgan Stanley Dean Witter Discover Co., 5.06%, 2/11/1999 ...............................     15,000,000            14,912,021
National Bank of New York City, 5.03%, 2/3/1999 .........................................     30,000,000            29,858,100

    The accompanying notes are an integral part of the financial statements.


                         9 - Scudder Money Market Series

                                                                                              Principal
                                                                                              Amount ($)            Value ($)
==============================================================================================================================
National Rural Utilities Cooperative Finance Corp., 5.0%, 2/19/1999 .....................     30,000,000            29,792,975
Nordbanken North America, Inc., 5.34%, 2/8/1999 .........................................     50,000,000            49,722,917
PacifiCorp, 4.62%, 1/11/1999 ............................................................     20,000,000            19,971,778
PacifiCorp, 5.03%, 2/11/1999 ............................................................     25,000,000            24,854,222
Petroleo Brasileiro S.A., 4.54%, 1/8/1999 ...............................................     30,000,000            29,969,783
Prudential Funding Corp., 4.82%, 1/15/1999 ..............................................     25,000,000            24,949,931
Sheffield Receivables Corp., 5.05%, 1/20/1999 ...........................................     40,000,000            39,888,111
Sigma Finance, 5.24%, 1/29/1999 .........................................................     25,000,000            24,895,000
Sony Capital Corp., 4.81%, 1/13/1999 ....................................................     10,000,000             9,982,667
Special Purpose Accounts Receivable Cooperative Corp., 5.15%, 4/15/1999 .................     45,000,000            44,334,400
Svenska Handelsbanken, 5.44%, 1/4/1999 ..................................................     50,000,000            49,969,792
Thunder Bay Funding Inc., 5.16%, 1/26/1999 ..............................................     20,000,000            19,925,694
Toyota Motor Credit Corp., 4.47%, 1/8/1999 ..............................................     23,200,000            23,176,993
WCP Funding Inc., 4.96%, 1/27/1999 ......................................................     50,000,000            49,814,750
Windmill Funding Corp., 5.09%, 1/29/1999 ................................................     32,000,000            31,869,333
Wood Street Funding Corp., 5.22%, 2/10/1999 .............................................     25,000,000            24,852,222
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,349,259,783)                                                                     1,349,259,783
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 11.7%
------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.524%, 1/14/1999* ........................................     15,500,000            15,499,435
BankBoston, 5.282%, 2/16/1999 ...........................................................     25,000,000            24,984,687
Bankers Trust Co., 4.82%, 2/15/1999* ....................................................     15,000,000            14,996,320
Dresdner Bank, 7.0%, 1/4/1999 ...........................................................     38,000,000            38,000,000
FCC National Bank, Bank Note, 5.1%, 1/28/1999 ...........................................     25,000,000            25,000,000
FCC National Bank, 4.8%, 1/1/1999* ......................................................     15,000,000            14,995,738
Goldman Sachs Group, 5.48%, 1/5/1999* ...................................................     40,000,000            40,000,000
Huntington National Bank, 5.625%, 1/12/1999 .............................................     15,000,000            15,000,252
IBM Credit Corp., 5.4%, 1/27/1999 .......................................................     30,000,000            29,997,991
Svenska Handelsbanken, Bank Note, 5.5%, 1/2/1999* .......................................     40,000,000            39,988,515
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $258,462,938)                                                                  258,462,938
------------------------------------------------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 25.8%
------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.604%, 1/26/1999* ........................................     20,000,000            19,999,205
BankBoston, 4.889%, 1/1/1999* ...........................................................     25,000,000            25,000,000
Bankers Trust Co., 4.86%, 1/1/1999* .....................................................     16,000,000            15,998,675

    The accompanying notes are an integral part of the financial statements.


                           10 - Scudder Money Market Series

                                                                                              Principal            Value ($)
                                                                                              Amount ($)           (Note A)
==============================================================================================================================
Bankers Trust Co., 4.85%, 1/1/1999* .....................................................     15,000,000            14,998,016
Countrywide Home Loan, 5.624%, 1/24/1999* ...............................................     30,000,000            30,000,000
Countrywide Home Loan, Medium Term Note, 5.598%, 1/15/1999* .............................     20,000,000            20,000,000
Federal National Mortgage Association Discount Note, 6.0%, 1/4/1999 .....................     24,810,000            24,797,595
First Union National Bank, 5.42%, 2/16/1999* ............................................     30,000,000            30,000,000
Goldman Sachs Group, 5.25%, 3/26/1999* ..................................................     15,000,000            15,000,000
Household Finance Corp., 5.189%, 3/9/1999* ..............................................     25,000,000            25,000,000
Lehman Brothers Holdings, Medium Term Note, 5.61%, 1/20/1999* ...........................     25,000,000            25,000,000
Lehman Brothers Holding Co., 4.91%, 2/8/1999* ...........................................     35,000,000            34,999,104
Merrill Lynch & Co., Medium Term Note, 5.494%, 1/14/1999* ...............................     30,000,000            30,000,000
MMR Funding I, Weekly Demand Note, 5.57%, 1/7/1999* .....................................      5,500,000             5,500,000
NationsBank Carolinas, 4.83%, 1/21/1999* ................................................     40,000,000            39,991,355
Northern Trust Co., 5.45%, 1/8/1999* ....................................................     50,000,000            49,979,452
Sigma Finance Inc., 4.88%, 1/25/1999* ...................................................     25,000,000            25,000,000
Toronto-Dominion Bank, 5.414%, 1/13/1999* ...............................................     50,000,000            49,975,728
Transamerica Finance Corp., Medium Term Note, 5.45%, 1/21/1999* .........................     50,000,000            50,000,000
Wachovia Corp., 5.44%, 1/21/1999* .......................................................     40,000,000            39,994,665
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $571,233,795)                                                         571,233,795
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $2,214,774,516) (a)                                                   2,214,774,516
------------------------------------------------------------------------------------------------------------------------------
(a)   Cost for federal income tax purposes is $2,214,774,516.
*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                        11 - Scudder Money Market Series

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1998



Assets
-------------------------------------------------------------------------------------------
Investments, at value (cost $2,214,774,516)............................... $2,214,774,516
Cash .....................................................................      3,066,972
Receivable for Fund shares sold ..........................................        696,072
Receivable for investments sold ..........................................             --
Interest receivable ......................................................      5,512,091
Other assets .............................................................         49,394
                                                                            ---------------
Total assets .............................................................  2,224,099,045

Liabilities
-------------------------------------------------------------------------------------------
Dividends payable ........................................................      9,762,456
Accrued management fee ...................................................        225,236
Other payables and accrued expenses ......................................        273,638
                                                                            ---------------
Total liabilities ........................................................     10,261,330
--------------------------------------------------------------------------  ---------------
Net assets, at value                                                        $2,213,837,715
--------------------------------------------------------------------------  ---------------
Net Asset Value
-------------------------------------------------------------------------------------------
Managed Shares:
  Net assets applicable to shares outstanding ............................  $ 327,535,036
  Shares outstanding of capital stock, $.001 par value, 800,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively .......    327,535,036
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------
Institutional Shares:
  Net assets applicable to shares outstanding ............................ $1,066,389,829
  Shares outstanding of capital stock, $.001 par value, 1,775,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively .......  1,066,389,829
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------
Premium Money Market Shares:
  Net assets applicable to shares outstanding ............................  $ 807,576,425
  Shares outstanding of capital stock, $.001 par value, 1,180,000,000
    shares authorized ....................................................    807,576,425
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------
Prime Reserve Money Market Shares:
  Net assets applicable to shares outstanding ............................  $  12,336,425
  Shares outstanding of capital stock, $.001 par value, 1,000,000,000
    shares authorized ....................................................     12,336,425
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.


                        12 - Scudder Money Market Series

                             Statement of Operations
                          year ended December 31, 1998



Investment Income
-----------------------------------------------------------------------------------------------
       Interest ............................................................ $  92,336,668
                                                                             ----------------

       Expenses:
       Management fee ......................................................     4,150,657
       Shareholder services ................................................       971,137
       Directors' fees and expenses ........................................        23,321
       Custodian and accounting fees .......................................       207,509
       Reports to shareholders .............................................        80,212
       Auditing ............................................................        21,692
       Legal ...............................................................        20,048
       Registration fees ...................................................       418,959
       Other ...............................................................        10,874
                                                                             ----------------
       Total expenses before reductions ....................................     5,904,409
       Expense reductions ..................................................    (1,846,622)
                                                                             ----------------
       Expenses, net .......................................................     4,057,787
      -------------------------------------------------------------------    ----------------
       Net investment income                                                    88,278,881
      -------------------------------------------------------------------    ----------------
      -------------------------------------------------------------------    ----------------
       Net increase (decrease) in net assets resulting from operations       $  88,278,881
      -------------------------------------------------------------------    ----------------

    The accompanying notes are an integral part of the financial statements.


                        13 - Scudder Money Market Series

                       Statements of Changes in Net Assets

                                                                              Years Ended December 31,
Increase (Decrease) in Net Assets                                              1998              1997
---------------------------------------------------------------------------------------------------------------
        Operations:
        Net investment income .........................................  $   88,278,881    $   29,622,141
                                                                        ----------------  ----------------
        Distributions to shareholders from:
        Net investment income (Managed Shares) ........................     (18,908,573)      (16,811,273)
                                                                        ----------------  ----------------
        Net investment income (Institutional Shares) ..................     (38,347,244)       (8,101,246)
                                                                        ----------------  ----------------
        Net investment income (Premium Money Market Shares) ...........     (30,962,225)       (4,709,622)
                                                                        ----------------  ----------------
        Net investment income (Prime Reserve Money Market Shares) .....         (60,839)               --
                                                                        ----------------  ----------------
        Fund share transactions:
        Managed Shares:
        Proceeds from shares sold .....................................   1,521,267,560     1,604,556,971
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................       5,506,361         7,105,515
        Cost of shares redeemed .......................................  (1,568,154,523)   (1,674,045,123)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     (41,380,602)      (62,382,637)
                                                                        ----------------  ----------------
        Institutional Shares:
        Proceeds from shares sold .....................................   5,884,096,724       697,521,385
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................      14,372,769         1,796,954
        Cost of shares redeemed .......................................  (5,169,903,810)     (361,494,193)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     728,565,683       337,824,146
                                                                        ----------------  ----------------
        Premium Money Market Shares:
        Proceeds from shares sold .....................................   2,381,877,957       612,133,352
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................      24,053,642         2,900,558
        Cost of shares redeemed .......................................  (1,933,144,105)     (280,244,979)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     472,787,494       334,788,931
                                                                        ----------------  ----------------
        Prime Reserve Money Market Shares:
        Proceeds from shares sold .....................................      15,004,074                --
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................          17,985                --
        Cost of shares redeemed .......................................      (2,685,634)               --
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................      12,336,425                --
                                                                        ----------------  ----------------
        Increase (decrease) in net assets .............................   1,172,309,000       610,230,440
        Net assets at beginning of period .............................   1,041,528,715       431,298,275
                                                                        ----------------  ----------------
        Net assets at end of period ...................................  $2,213,837,715    $1,041,528,715
                                                                        ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                        14 - Scudder Money Market Series

                              Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                                                 Years Ended December 31,
                                                                    1998        1997       1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period .........................    $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
Net investment income ........................................       .052        .051       .049        .054        .038
Distributions from net investment income .....................      (.052)      (.051)     (.049)      (.054)      (.038)
                                                                 -----------------------------------------------------------
Net asset value, end of period ...............................    $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........................................       5.33        5.21       4.97        5.57        3.86
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................        328         369        431         372         367
Ratio of operating expenses, net to average daily net
  assets (%) .................................................        .38         .49        .55         .55         .55
Ratio of operating expenses before expense reductions to
  average daily net assets (%) ...............................        .48         .59        .62         .68         .68
Ratio of net investment income to average daily net
  assets (%) .................................................       5.20        5.00       4.86        5.45        3.84

(a)   Total returns are higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.


                        15 - Scudder Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                            For the Period
                                                                                                            August 4, 1997
                                                                                                           (commencement of
                                                                                                                sale of
                                                                                                             Institutional
                                                                                            Year Ended        Shares) to
                                                                                        December 31, 1998  December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                         -----------------------------------
Net asset value, beginning of period ..................................................     $1.000             $1.000
                                                                                         -----------------------------------
Net investment income .................................................................       .054               .022
Distributions from net investment income ..............................................      (.054)             (.022)
                                                                                         -----------------------------------
Net asset value, end of period ........................................................     $1.000             $1.000
                                                                                         -----------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..................................................................       5.52               2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................................................      1,066                338
Ratio of operating expenses, net to average daily net assets (%) ......................        .18                .26*
Ratio of operating expenses before expense reductions, to average daily net
  assets (%) ..........................................................................        .29                .31*
Ratio of net investment income to average daily net assets (%) ........................       5.34               5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                        16 - Scudder Money Market Series

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                                            For the Period
                                                                                                             July 7, 1997
                                                                                                           (commencement of
                                                                                                            sale of Premium
                                                                                            Year Ended        Shares) to
                                                                                        December 31, 1998  December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                          ----------------------------------
Net asset value, beginning of period ...................................................    $1.000             $1.000
                                                                                          ----------------------------------
Net investment income ..................................................................      .053               .026
Distributions from net investment income ...............................................     (.053)             (.026)
                                                                                          ----------------------------------
Net asset value, end of period .........................................................    $1.000             $1.000
                                                                                          ----------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...................................................................      5.46               2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .................................................       808                335
Ratio of operating expenses, net to average daily net assets (%) .......................       .24                .38*
Ratio of operating expenses before expense reductions, to average daily net
  assets (%) ...........................................................................       .35                .43*
Ratio of net investment income to average daily net assets (%) .........................      5.31               5.50*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                        17 - Scudder Money Market Series

The following table includes selected data for a share of the Prime Reserve Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Prime Reserve Money Market Shares

                                                                                                 For the Period
                                                                                                October 15, 1998
                                                                                                (commencement of
                                                                                                  sale of Prime
                                                                                                 Reserve Shares)
                                                                                                 to December 31,
                                                                                                      1998
-----------------------------------------------------------------------------------------------------------------
                                                                                               ------------------
Net asset value, beginning of period ......................................................         $1.000
                                                                                               ------------------
Net investment income .....................................................................           .011
Distributions from net investment income ..................................................          (.011)
                                                                                               ------------------
Net asset value, end of period ............................................................         $1.000
                                                                                               ------------------
-----------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ......................................................................           1.06**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................................             12
Ratio of operating expenses, net to average daily net assets (%) ..........................            .31*
Ratio of operating expenses before expense reductions, to average daily
  net assets (%) ..........................................................................            .45*
Ratio of net investment income to average daily net assets (%) ............................           4.95*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                        18 - Scudder Money Market Series

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). Scudder Tax Free Money Market Series and Scudder Government Money Market Series each offers two classes of Series, Institutional Class and Managed Class and Scudder Money Market Series offers four classes of shares, Institutional Class, Managed Class, Premium Money Market Class, and Prime Reserve Money Market Class.

Security Valuation. The Fund values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Under the Investment Management Agreements (the "Management Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by the Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for the Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for the Fund, which varied so that during the period the investment management fee ranged from .09% to .20%. For the year ended December 31, 1998, the Adviser did not impose fees of $1,846,622 and did impose fees of $2,304,035.


                        19 - Scudder Money Market Series

On September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the Adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Funds' Management Agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. In December 1998, the Board of Directors and the shareholders of the Fund approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former Management Agreement, except for the dates of execution and termination.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. Each class of the Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1998 the following amounts were charged to the Fund:

       Managed Class                                   $  244,534
       Institutional Class                                 20,571
       Premium Class                                      273,356
       Prime Reserve Class                                    749
                                                       ----------
                                                       $  539,210
                                                       ==========

The Fund has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. The Adviser has agreed to reimburse the Fund for amounts payable by the Scudder Managed Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the year ended December 31, 1998, the Adviser's reimbursement payable aggregated $234,051.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended December 31, 1998, the amount charged to the Fund by SFAC aggregated $189,715, of which $23,946 remains unpaid at December 31, 1998.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Fund aggregated $33,277 for the period ended December 31, 1998, an applicable portion of which is included in accrued expenses of the Fund.


                        20 - Scudder Money Market Series

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1998, the following amounts were paid by the Fund:

       Managed Class                                   $   29,625
       Institutional Class                                  4,871
       Premium Class                                       44,466
       Prime Reserve Class                                  1,250
                                                       ----------
                                                       $   80,212
                                                       ==========

                               C. Lines of Credit

The Company and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.


                        21 - Scudder Money Market Series

                        Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series (a portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999


                        22 - Scudder Money Market Series

                           Tax Information (Unaudited)

The total amount of dividends declared in 1998 by the Money Market Series of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.


You should consult your tax advisor as to the state and local tax status of the dividends you received.


                             Officers and Directors

Daniel Pierce*
President

Dr. Rosita P. Chang
Director; Professor of Finance, University of Rhode Island

Edgar R. Fiedler
Director; Senior Fellow and Economic Counsellor, The Conference Board,
Inc.

Peter B. Freeman
Director; Corporate Director and Trustee

Dr. J. D. Hammond
Director; Dean, Smeal College of Business Administration

Richard M. Hunt
Director; University Marshal and Senior Lecturer, Harvard University

Ann M. McCreary*
Vice President

Kathryn L. Quirk*
Vice President

Frank J. Rachwalski, Jr.*
Vice President

Thomas W. Joseph*
Vice President and Assistant Secretary

Thomas F. McDonough*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary


                   *Scudder Kemper Investments, Inc.


                        23 - Scudder Money Market Series

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Premium Money Market Shares (the "Fund") was held on December 15, 1998, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve a new Investment Management Agreement for the Fund with Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

       1,214,909,534       12,901,927        18,579,912             0


2. To approve the revision of the Fund's fundamental lending policy.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

       1,184,567,392       24,984,647        36,839,334             0





--------------------------------------------------------------------------------
* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                        24 - Scudder Money Market Series

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series --
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                        25 - Scudder Money Market Series

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Personal Investment Organizer: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                        26 - Scudder Money Market Series



Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                        27 - Scudder Money Market Series

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

Scudder Premium Money Market Shares and Scudder Prime Reserve Money Market Shares are not insured or guaranteed by the U.S. Government. Scudder Money Market Series seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

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